Discontinued Operations - Schedule of Balance Sheets and Income Operations of Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalents	$ 43,405	$ 178,485
Accounts receivable, net	237,093	803,316
Inventory	77,710	126,739
Prepaid expenses and other current assets	42,104	31,667
Income tax receivable	120,211	147,889
Total current assets		1,288,096
Property and equipment, net	28,504	56,049
Total assets	549,027	1,344,145
Accounts payable	677,326	1,382,055
Accrued expenses and other current liabilities	73,615	109,607
Line of credit
Notes payable, current
Due to related party
Total current liabilities		1,491,662
Revenues, net	2,727,346	7,105,630
Cost of revenues	2,145,989	5,289,781
Gross profit	581,357	1,815,849
Selling, general and administrative	1,211,050	1,824,645
Operating income	(629,693)	(8,796)
Interest income	1	985
Total other (expense) income	1	985
Loss before income taxes	(629,692)	(7,811)
Income tax expense	12,940	2,826
Net (loss) income	$ (642,632)	$ (10,637)